Summary of Amounts Reclassification from AOCI to Net Income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of pension and other employee benefits, amounts reclassified from AOCI to net income, before tax	[1]	$ (4)	$ (5)
Amortization of pension and other employee benefits, amounts reclassified from AOCI to net income, tax benefit	[1]	1	1
Amortization of pension and other employee benefits, amounts reclassified from AOCI to net income, net of tax	[1],[2]	(3)	(4)
Losses on available-for-sale securities, amounts reclassified from AOCI to net income, before tax	[1]	(45)	(6)
Losses on available-for-sale securities, amounts reclassified from AOCI to net income, tax expenses	[1]	5	2
Losses on available-for-sale securities, amounts reclassified from AOCI to net income, net of tax	[1],[2]	(40)	(4)
Total reclassification for the period	[1],[2]	(43)	(8)
Other expense, net | Available-for-sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Losses on available-for-sale securities, Other-than-temporary impairment of available-for-sale equity securities, amounts reclassified from AOCI to net income, before tax	[1]	(45)	(6)
Actuarial losses and other
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of pension and other employee benefits, amounts reclassified from AOCI to net income, before tax	[1],[3]	$ (4)	$ (5)

[1]	Amounts in parentheses indicate reductions to net income.
[2]	See table below for details about the reclassifications for the years ended December 31, 2014 and 2013.
[3]	These AOCI components are included in the computation of net periodic benefit cost disclosed in Note 11.